Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue from sales net of excise taxes of nil and $643,476 (2021 - $746,870 and $1,127,569)	$ 14,371,095	$ 39,668,246	$ 36,502,490
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]		us-gaap:ProductMember
Royalty revenues	276,670	$ 766,736	701,330
Other revenues	20,164	32,996	61,249
Total revenues	14,667,929	40,467,978	37,265,069
Cost of sales other than impairment loss on inventories, net of subsidies of nil and nil (2021 - ($3,952) and $927,753 )	(13,026,604)	(37,293,901)	(36,109,528)
Impairment gain (loss) on inventories	12,765	(3,079,997)	(2,996,333)
Total Cost of sales	(13,013,839)	(40,373,898)	(39,105,861)
Gross profit (loss)	1,654,090	94,080	(1,840,792)
Research and development expenses	(301,645)	(451,121)	(652,421)
Selling, general and administrative expenses, net of subsidies of nil and nil (2021 - ($427)and $100,178 )	(18,429,528)	(35,188,695)	(49,902,087)
Impairment loss related to intangible assets		(2,593,529)
Impairment loss related to property, plant and equipment			(2,404,459)
Impairment loss on assets held for sale		(15,346,119)
Impairment loss on right of use assets		(271,057)
Impairment loss related to goodwill		(7,570,471)
Net gain on sale of property, plant and equipment	6,490	170,000	6,490
Loss from operating activities	(17,070,593)	(61,156,912)	(54,793,269)
Finance income	2,956	1,440	10,299
Finance costs	(363,466)	(2,658,305)	(1,180,368)
Loss on issuance of derivatives		(3,156,569)
Foreign exchange gain (loss)	(601,347)	6,545,401	(386,865)
Change in revaluation of marketable securities	(17,640)		(107,564)
Gain on revaluation of derivatives	1,245,134	16,083,681	8,706,973
Gain on settlement of liability		66,169
Nonoperating income (expense)	265,637	16,881,817	7,042,475
Loss before income taxes	(16,804,956)	(44,275,095)	(47,750,794)
Income tax (recovery) expense	50	(14,543)	(11,894)
Net loss	(16,804,906)	(44,289,638)	(47,762,688)
Other comprehensive loss
Net change in unrealized foreign currency gains (losses) on translation of net investments in foreign operations (tax effect of nil for all periods)	332,074	(6,725,131)	(384,432)
Total other comprehensive loss	332,074	(6,725,131)	(384,432)
Total comprehensive loss	(16,472,832)	(51,014,769)	(48,147,120)
Net income (loss) attributable to:
Equity holders of the Company	(15,009,015)	(33,893,698)	(43,029,506)
Non-controlling interest	(1,795,891)	(10,395,940)	(4,733,182)
Net loss	(16,804,906)	(44,289,638)	(47,762,688)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	(14,676,941)	(40,618,829)	(43,413,938)
Non-controlling interest	(1,795,891)	(10,395,940)	(4,733,182)
Total comprehensive loss	$ (16,472,832)	$ (51,014,769)	$ (48,147,120)
Basic income (loss) per share attributable to:
Equity holders of the Company	$ (3.14)	$ (4.01)	$ (9.03)
Common Shareholders of the Company	(3.14)	(4.01)	(9.03)
Diluted income (loss) per share attributable to:
Equity holders of the Company	(3.14)	(4.01)	(9.03)
Common Shareholders of the Company	$ (3.14)	$ (4.01)	$ (9.03)
Basic weighted average number of common shares	4,781,190	8,462,761	4,765,762
Diluted weighted average number of common shares	4,781,190	8,462,761	4,765,762